TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (4,921)	$ (188)	$ 2,721
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	(1,304)	(47)	680
Income tax at rate other than the Israeli statutory tax rate	(17)	46	4
Tax advances and non-deductible expenses including equity based compensation expenses	342	215	349
Deferred taxes on losses and other temporary differences			(1,223)
Deferred taxes on losses and other differences for which a valuation allowance was provided	5,528
Acquisition of subsidiary	(3,935)
Tax Reserve for uncertain tax positions	(9)		(204)
Difference between financial statements measurement of income and tax basis	(44)	(55)	(143)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(54)	(97)	(636)
Tax adjustment in respect of different tax rates		(95)
State and Federal taxes	57
Taxes in respect to prior years		32	43
Other individually immaterial income tax item	(12)		8
Taxes on income, net, as reported in the statements of operations	$ 552	$ (1)	$ (1,122)